Schedule of Stock option Activity (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Equity [Abstract]
Number of shares, Outstanding beginning balance	750,000
Number of shares, Options granted	635,001	750,000
Weighted average exercise price per share, Options granted	$ 5.00	$ 5.00
Number of shares, Outstanding ending balance	1,215,001	750,000
Weighted average exercise price per share, outstanding ending balance	$ 5.00	$ 5.00
Aggregate intrinsic value, outstanding
Weighted average exercise price per share, Outstanding beginning balance	$ 5.00
Number of shares, forfeitures	(170,000)
Weighted average exercise price per share, forfeitures	$ 5.00